Accounts and Notes Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts and Notes Receivables, Net [Abstract]
Schedule of Accounts and Notes Receivables

Accounts and notes receivables are consisted of the following:

	December 31, 2023	December 31, 2024
	RMB	RMB
Notes receivable	242	13
Accounts receivable	60,668	47,829
Less: allowance for doubtful accounts	(32,019)	(35,086)
Accounts receivable, net	28,891	12,756

Schedule of Movements of the Allowance for Doubtful Accounts

The following table sets out movements of the allowance for doubtful accounts for the years ended December 31, 2022, 2023 and 2024:

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB	RMB	RMB
Balance at the beginning of the year	34,969	31,381	32,019
Additions/(reversal)	(892)	1,408	3,621
Write-off	(2,696)	(770)	(554)
Balance at the end of the year	31,381	32,019	35,086